Highland Global Select Equity
Highland Global Select Equity Fund (formerly “Pyxis Global Equity Fund”)
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II alternative funds, equity funds and/or asset allocation funds, or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 87 of the Fund’s Prospectus and “Programs for Reducing or Eliminating Sales Charges” section on page 62 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Highland Global Select Equity		Class A	Class B	Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed On Purchases (as a % of purchase price)		5.75%	none	none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)		none	none	none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the net asset value at the time of purchase or redemption, whichever is lower)		none	4.00%	1.00%	[1]	none	none
Redemption Fee	[2]	2.00%	2.00%	2.00%		2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)		2.00%	2.00%	2.00%		2.00%	2.00%
[1]	Class C shares are subject to a 1% contingent deferred sales charge ("CDSC") for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
[2]	(as a % of redemption proceeds on redemptions within 90 days; currently suspended)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Highland Global Select Equity		Class A	Class B	Class C	Class R	Class Y
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	1.24%	1.24%	1.24%	1.24%	1.24%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.25%	3.00%	3.00%	2.50%	2.00%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Highland Global Select Equity (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	790	1,238	1,711	3,011
Class B	703	1,127	1,577	2,982
Class C	403	927	1,577	3,318
Class R	253	779	1,331	2,836
Class Y	203	627	1,078	2,327

Expense Example, No Redemption Highland Global Select Equity (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	303	927	1,577	2,982
Class C	303	927	1,577	3,318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, plus borrowings for investment purposes.

Highland Capital Management Fund Advisors, L.P. (“HCMFA”), the Fund’s investment adviser, has allocated all the assets of the Fund to be managed/advised by GE Asset Management Incorporated (“GEAM”), the Fund’s sub-adviser. The Fund invests in companies in both developed and emerging market countries, including the United States, but will invest at least 25% of its total assets in non-U.S. issuers. The portfolio manager focuses on companies that are expected to grow faster than their relevant peers/markets and whose security prices do not fully reflect their potential for growth. When valuations are low, the portfolio managers may also invest in companies that are not expected to grow faster than their relevant peers/markets. Under normal circumstances, the Fund’s assets are invested primarily in countries included in the Morgan Stanley Capital InternationalSM (MSCI®) All Country World Index (“MSCI® World Index”) and in no fewer than three different countries (not including the United States). As of December 31, 2012, U.S. companies represented 45% of the MSCI® All Country World Index, but the portion of the Fund’s portfolio represented by U.S. companies may vary materially from that level. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with the following characteristics:
     low prices relative to their long-term cash earnings potential potential for significant improvement in the company’s business financial strength (favorable debt ratios and other financial characteristics)
     sufficient liquidity
      emerging markets exposure
The portfolio manager may consider selling a security when one or more of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified. The Fund may invest in securities of issuers of any market capitalization and in any industry or sector.

The Fund also may invest in pooled investment vehicles, including ETFs, and it may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes.

The Fund may invest to a lesser extent in debt securities of any kind, including debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, inflation-indexed bonds, structured notes, loan assignments, loan participations, debt securities, convertible into equity securities and securities issued or guaranteed by the U.S. Government.

Although the Fund is classified as a “diversified” fund under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will typically invest in approximately 30-50 different issuers, resulting in a more concentrated portfolio than a more widely diversified Fund. The Fund is not intended to be a complete investment program.
Principal Risks
When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. These risks may be heightened for emerging markets securities. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Focused Investment Risk is the risk of investing in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. While the Fund is classified as a “diversified” fund under the 1940 Act, the limited number of issuers in which the Fund will invest means that price movements of a single issuer’s securities will possibly have a greater impact on the Fund’s net asset value. As a result, the Fund’s value may fluctuate more than that of a more widely diversified fund.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. In addition, there are greater risks involved in investing in emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Exchange-Traded Funds Risk is the risk that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. For example, the methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns of Class B, Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.highlandsfunds.com/Funds—Performance or by calling 1-877-665-1287.
Calendar Year Total Returns
The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 19.72% for the quarter ended June 30, 2009 and the lowest calendar quarter total return was -24.38% for the quarter ended December 31, 2008. The Fund’s year-to-date total return for Class A Shares through December 31, 2012 was 16.28%.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Highland Global Select Equity		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		9.60%	(5.50%)	5.68%	5.42%	Feb. 22, 1993
Class A Return After Taxes on Distributions		9.60%	(5.73%)	5.35%	4.59%	Feb. 22, 1993
Class A Return After Taxes on Distributions and Redemptions		6.24%	(4.65%)	4.99%	4.50%	Feb. 22, 1993
Class B		11.38%	(5.09%)	5.84%	4.61%	Dec. 22, 1993
Class C		14.38%	(5.08%)	5.61%	1.50%	Sep. 30, 1999
Class R		16.14%			(2.79%)	Jan. 29, 2008
Class Y		15.87%	(4.13%)	6.59%	5.41%	Nov. 29, 1993
MCSI® All Country World Index (Fund Benchmark) (reflects no deduction for fees, expenses or taxes)		16.13%	(1.16%)	8.11%		Feb. 28, 1993
MCSI® World Index (Prior Fund Benchmark) (reflects no deduction for fees, expenses or taxes)	[1]	15.83%	(1.18%)	7.51%	6.80%	Feb. 28, 1993
[1]	Effective February 1, 2012, the Fund changed its benchmark from MSCI World Index to the MSCI All Country World Index because the Adviser believes that the MSCI All Country World Index is a more appropriate comparative, broad-based market index for the Fund.

After-tax returns in the table above are shown for Class A Shares only and after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases, average annual return after taxes on distributions and redemptions is higher than the average annual return before taxes and the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.